Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	6 Months Ended
Jun. 30, 2021
Electric equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Life	3 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvement, description	Shorter of useful life or lease term
Minimum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Life	3 years
Maximum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated Useful Life	5 years